ORDINARY SHARES (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Jun. 27, 2025	Jul. 31, 2024	Jun. 30, 2023	Sep. 30, 2025	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Jun. 30, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital		500,000,000							500,000,000
Authorized share capital, value		$ 50,000
Stock issued during period value stock options exercised
ZSZQ Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity stake percentage					61.00%
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									24,709,527
Common stock, shares issued percentage			5.75%
Class A ordinary shares issued			1,342,752
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									8,126,477
Class A ordinary shares issued			146,389
Preferred Class B-1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued			2,339,106
Class A Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		461,995,682				461,995,682		1,756,459,263
Class A ordinary shares issued		4,500,000
Common stock, par value		$ 0.0001				$ 0.0001		$ 0.0001
Stock issued during period value stock options exercised		$ 182,526
Class A Ordinary Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued		2,250,000
Common stock, par value		$ 9.00
Stock issued during period value stock options exercised		$ 365,052
Class A ordinary shares issued		4,865,052
Class B-1 Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		24,641,937
Common stock, par value		$ 0.0001
Class B-2 Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		13,362,381
Common stock, par value		$ 0.0001
Class A Ordinary Shares [Member] | ZSZQ Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued				119,553,439	9,202.12
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									467,163,996
Class A ordinary shares issued	119,553,439		2,019,516
Stock issued during period value stock options exercised
Common Stock [Member] | Class A Ordinary Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class A ordinary shares issued						4,865,052
Stock issued during period value stock options exercised